TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 44,694	$ 60,107
Temporary differences relating to property, equipment and intangibles	1,207	820
Other	8,039	9,773
Gross deferred tax assets	53,940	70,700
Valuation allowance	(44,901)	(62,481)
Net deferred tax assets	9,039	8,219
Temporary differences relating to property, equipment and intangibles	(8,966)	(10,495)
Other	(7)	(380)
Gross deferred tax liabilities	(8,973)	(10,875)
Net deferred tax assets (liabilities)	66	(2,656)
Domestic
Foreign	$ 66	$ (2,656)